Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
The Company recognizes that the threat of cybersecurity breaches may create significant risks for the Company. Accordingly, the Company is committed to an ongoing and comprehensive program to protect all Company data, as well as data in our supply chain, from cybersecurity threats. As a foundation to this approach, Kenon maintains a comprehensive set of cybersecurity policies and standards. These policies and standards were developed in collaboration with a wide range of disciplines, such as information technology, cybersecurity, legal, compliance and business. The Company’s cybersecurity strategy and policies are regularly re-assessed to ensure they identify and proactively address the constant changes in the global threat environment. The Company’s decision makers are regularly kept up to date on cybersecurity trends, and ongoing collaboration with stakeholders throughout the business help ensure continued awareness and visibility of future needs.

Our cybersecurity program includes three key components: training and awareness, the implementation of sophisticated and protective technologies, and an incident response framework in the event of a cybersecurity incident. The Company also has in place policies and procedures governing the specific responsibilities at the employee, management, and board of directors levels to ensure cybersecurity risks are properly assessed, identified, reported, and managed on an ongoing basis. Among other requirements to adhere to as set forth in our cybersecurity policy, our employees must exercise professional judgment and care when storing intellectual property or other sensitive information on electric or computing devices, and are required to seek consent from management or directors when accessing or sharing confidential information. Management must ensure that our employees are provided with adequate resources and training to fully understand the guidelines and expectations for cybersecurity. Management may also assist with IT security investigations, document any violations of the policy or cybersecurity, and may engage our third-party IT representative if unaware of the best course of action in dealing with any IT-related matter. The Board of Directors are responsible for reviewing the policy periodically and to oversee the implementation of the measures to observe its effectiveness. The Board must also keep apprised of applicable legislation, regulations, and principles to guide the objectives set forth in our policy.

Cybersecurity risks and threats, including as a result of any previous cybersecurity incidents, have not materially impacted us to date. However, we recognize the evolving risks posed by cybersecurity risks and cannot provide any assurances that we will not be subject to a material cybersecurity incident in the future. See Item 3.D Risk Factors for a discussion of cybersecurity risks.

Cybersecurity Risk Management Processes Integrated [Text Block]	The Company recognizes that the threat of cybersecurity breaches may create significant risks for the Company. Accordingly, the Company is committed to an ongoing and comprehensive program to protect all Company data, as well as data in our supply chain, from cybersecurity threats.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Cybersecurity risks and threats, including as a result of any previous cybersecurity incidents, have not materially impacted us to date. However, we recognize the evolving risks posed by cybersecurity risks and cannot provide any assurances that we will not be subject to a material cybersecurity incident in the future.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors are responsible for reviewing the policy periodically and to oversee the implementation of the measures to observe its effectiveness. The Board must also keep apprised of applicable legislation, regulations, and principles to guide the objectives set forth in our policy.
Cybersecurity Risk Role of Management [Text Block]	The Company also has in place policies and procedures governing the specific responsibilities at the employee, management, and board of directors levels to ensure cybersecurity risks are properly assessed, identified, reported, and managed on an ongoing basis. Among other requirements to adhere to as set forth in our cybersecurity policy, our employees must exercise professional judgment and care when storing intellectual property or other sensitive information on electric or computing devices, and are required to seek consent from management or directors when accessing or sharing confidential information. Management must ensure that our employees are provided with adequate resources and training to fully understand the guidelines and expectations for cybersecurity. Management may also assist with IT security investigations, document any violations of the policy or cybersecurity, and may engage our third-party IT representative if unaware of the best course of action in dealing with any IT-related matter.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	As a foundation to this approach, Kenon maintains a comprehensive set of cybersecurity policies and standards. These policies and standards were developed in collaboration with a wide range of disciplines, such as information technology, cybersecurity, legal, compliance and business. The Company’s cybersecurity strategy and policies are regularly re-assessed to ensure they identify and proactively address the constant changes in the global threat environment.